Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Jun. 10, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares issued	12,993,962		492,223
Common stock, shares outstanding	12,993,962		492,223